Income Taxes - Schedule of Deferred Tax Assets (Details) (10K) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 373,000
Total deferred tax assets	373,000
Valuation allowance	(373,000)
Net deferred tax asset